Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations and Commercial Commitments

The following table sets forth the Company’s contractual obligations and commercial commitments as of June 30, 2026.

	Payment Due by Period (in thousands)
	Total	Less than 1 Year	1 – 3 Years	3 – 5 Years	More than 5 Years
	RMB	RMB	RMB	RMB	RMB
Operating lease commitments	321	25	52	57	187
Long-term loans	9,200	700	8,500	-	-
Short-term loans	69,374	69,374	-	-	-
Total	78,895	70,099	8,552	57	187